Cost of revenue	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
For the year ended December 31:

	2025
	Sugar, Ethanol and Energy	Fertilizers	Crops	Rice	Dairy	Total
Finished goods at the beginning of year (Note 19)	94,633	—	40,345	32,623	20,553	188,154
Acquisition of subsidiaries (Note 21)	—	44,131	—	—	—	44,131
Cost of production of manufactured products (Note 6)	450,893	11,469	67,111	185,457	226,388	941,318
Purchases	17,369	—	37,490	3,847	3,368	62,074
Agricultural produce	8,413	—	174,944	44	19,347	202,748
Transfer to raw material	—	—	(74,151)	(10,260)	—	(84,411)
Direct agricultural selling expenses	—	—	19,473	—	—	19,473
Tax recoveries (i)	(50,555)	—	—	—	—	(50,555)
Changes in net realizable value of agricultural produce after harvest	(609)	—	7,091	(43)	—	6,439
Loss of idle capacity	17,912	—	—	—	—	17,912
Finished goods at the end of the year (Note 19)	(61,457)	(33,416)	(38,211)	(18,740)	(18,421)	(170,245)
Exchange differences	6,148	—	(2,663)	(1,058)	(958)	1,469
Cost of revenue	482,747	22,184	231,429	191,870	250,277	1,178,507

For the year ended December 31:

	2024
	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total
Finished goods at the beginning of year	126,971	33,407	9,306	9,927	179,611
Cost of production of manufactured products (Note 6)	543,176	67,821	241,734	236,410	1,089,141
Purchases	1,837	24,015	1,128	6,839	33,819
Agricultural produce	6,067	220,471	—	23,083	249,621
Transfer to raw material	—	(102,773)	2,302	—	(100,471)
Direct agricultural selling expenses	—	27,861	—	—	27,861
Tax recoveries (i)	(56,361)	—	—	—	(56,361)
Changes in net realizable value of agricultural produce after harvest	554	(22,436)	(6,555)	—	(28,437)
Loss of idle capacity	4,918	—	—	—	4,918
Finished goods at the end of the year (Note 19)	(94,633)	(40,345)	(32,623)	(20,553)	(188,154)
Exchange differences	(33,689)	18,312	3,003	(459)	(12,833)
Cost of revenue	498,840	226,333	218,295	255,247	1,198,715
(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values for an amount of USD 37.8 million and for PIS and COFINS for an amount of USD 18.5 million.

For the year ended December 31:

	2023
	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total
Finished goods at the beginning of year	88,693	37,539	13,659	12,825	152,716
Cost of production of manufactured products (Note 6)	548,553	47,086	123,629	121,341	840,609
Purchases	1,011	4,361	22,594	3,170	31,136
Agricultural produce	9,736	115,893	18	15,081	140,728
Transfer to raw material	—	(49,108)	(5,714)	—	(54,822)
Direct agricultural selling expenses	—	9,214	—	—	9,214
Tax recoveries (i)	(25,767)	—	—	—	(25,767)
Changes in net realizable value of agricultural produce after harvest	(156)	1,994	—	—	1,838
Loss of idle capacity	3,861	—	—	—	3,861
Finished goods at the end of the year	(126,971)	(33,407)	(9,306)	(9,927)	(179,611)
Exchange differences	5,610	10,307	25,378	11,983	53,278
Cost of revenue	504,570	143,879	170,258	154,473	973,180

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.